TRADE ACCOUNTS PAYABLE AND REVERSE FACTORING OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS PAYABLE AND REVERSE FACTORING OPERATIONS
TRADE ACCOUNTS PAYABLE AND REVERSE FACTORING OPERATIONS
	2022	2021
Domestic trade accounts payable	4,644,534	5,248,462
Foreign trade accounts payable (a)	877,496	1,104,189
Subtotal	5,522,030	6,352,651
Reverse factoring operations (b)	853,900	417,928
Total	6,375,930	6,770,579

a)	Refers to imports mainly denominated in US dollars, Euros and British pounds.
b)	The Company has contracts signed with first-line financial institutions, mainly Banco Itaú Unibanco S.A. to directly structure a reverse factoring operation with the Company’s main suppliers. Further details on these operations are included in note 3.15.